Portfolio of Investments June 30, 2026
NIM
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.9%
779184 MORTGAGE-BACKED SECURITIES - 0.6% 779184
COMMERCIAL MBS - 0.6%
$ 99,824 (a) Freddie Mac Multifamily, Series 2025 ML32 4.837% 03/25/42 $ 104,515
64,718 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08 1.877 07/25/37 52,432
245,688 Freddie Mac Multifamily ML Certificates, Series 2024 ML22 4.548 10/25/40 256,291
103,059 Freddie Mac Multifamily ML Certificates, Series 2021 ML10 2.032 01/25/38 88,115
191,389 Freddie Mac Multifamily Variable Rate Certificate, Series 2022
M068
3.150 10/15/36 173,360
99,206 (a) FRETE 2025-ML30 Trust, Series 2025 ML30 4.783 07/25/42 104,471
TOTAL COMMERCIAL MBS 779,184
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $821,892) 779,184
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
120633022 MUNICIPAL BONDS - 97.3% 120633022
ALABAMA - 2.0%
115,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4.250 10/01/39 116,318
100,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4.450 10/01/44 100,569
135,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4.300 10/01/44 136,088
240,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5.000 11/01/27 248,255
80,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/37 80,362
200,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5.500 10/01/54 215,874
120,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5.250 05/01/55 124,249
185,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5.250 05/01/56 188,916
345,000 (a) Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 12/01/31)
4.000 06/01/51 352,735
150,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5.000 09/01/33 153,773
45,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2026B
5.000 11/01/33 47,985
125,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5.000 12/01/33 131,133
125,000 (a) Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3.375 06/01/34 126,506
100,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5.000 10/01/30 106,859
170,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5.000 10/01/55 180,562
50,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5.000 09/01/35 54,460
137,876 (b) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5.250 05/01/44 140,335
TOTAL ALABAMA 2,504,979

Portfolio of Investments June 30, 2026
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 0.5%
$ 420,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020A-II
2.000% 12/01/35 $ 362,704
100,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2.350 12/01/39 85,367
160,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2022B-1
2.150 06/01/36 136,579
30,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2025A-II
6.000 12/01/56 33,185
100,000 (c) Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2 Class 2
0.000 06/01/66 11,645
TOTAL ALASKA 629,480
ARIZONA - 1.6%
165,000 (d) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/27 170,306
100,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 101,601
250,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 252,984
200,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5.000 07/01/35 233,914
140,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4.625 09/01/44 141,922
235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/32 249,370
730,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/37 769,369
TOTAL ARIZONA 1,919,466
ARKANSAS - 0.3%
100,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5.450 09/01/52 102,346
280,000 (a) Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5.000 09/01/44 284,844
TOTAL ARKANSAS 387,190
CALIFORNIA - 6.3%
190,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5.000 01/01/55 195,631
195,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5.000 01/01/56 210,601
185,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5.000 12/01/55 194,120
160,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5.000 10/01/55 164,595
80,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025G
5.000 12/01/35 87,030
60,000 (e) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2026F
5.000 06/01/36 65,112
200,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/30 213,462
40,000 (a) California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2025V-5, (Mandatory Put 3/01/35)
5.000 03/01/55 47,250
405,000 California Health Facilities Financing Authority, Revenue Bonds,
El Camino Hospital, Series 2017
3.750 02/01/32 407,597

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 92,568 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3.250% 08/20/36 $ 90,440
205,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San
Francisco, Series 2024A
3.250 08/01/29 206,522
275,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5.000 07/01/31 275,107
1,040,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3.250 12/31/32 1,015,071
150,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3.625 07/01/27 150,098
100,000 (a) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015B-2, (AMT), (Mandatory Put 11/02/26)
3.450 11/01/40 100,207
200,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2019
5.000 11/01/37 209,459
155,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2026
5.000 10/01/39 169,449
125,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/29 125,131
710,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/27 728,509
30,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/33 30,859
170,000 (a) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5.000 12/01/55 182,195
100,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3.000 07/01/43 81,218
190,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-1
2.650 12/01/46 168,179
870,000 (c) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 90,174
70,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5.000 06/01/51 70,254
80,000 Los Angeles Community College District, California, General
Obligation Bonds, Refunding Series 2026
5.000 08/01/41 96,488
805,000 (f) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5.875 08/01/28 844,994
2,000,000 (c) San Diego Community College District, California, General
Obligation Bonds, Refunding Series 2011
0.000 08/01/37 1,394,653
150,000 (e) Santa Clara Unified School District, Santa Clara County,
California, General Obligation Bonds, Refunding Series 20
5.000 08/01/37 175,478
TOTAL CALIFORNIA 7,789,883
COLORADO - 4.0%
750,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017, (AMT)
4.000 06/30/30 754,373
300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/36 312,712
610,000 (a) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5.000 08/01/49 610,687
300,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3.125 09/01/42 300,206

Portfolio of Investments June 30, 2026
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 100,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2.000% 05/01/42 $ 71,973
115,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2024A-1
6.000 11/01/55 127,147
75,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class III Series 2026E
6.500 11/01/55 84,900
500,000 (c) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0.000 12/01/33 302,814
70,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.750 11/15/34 80,327
100,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/27 103,113
100,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5.250 12/01/39 100,266
375,000 (c) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/29 344,262
400,000 (c) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 320,788
500,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 502,612
175,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
5.000 12/01/36 176,552
100,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/31 106,930
100,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
4.000 07/15/40 97,306
100,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
3.500 12/01/27 99,664
500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250 12/01/32 507,590
TOTAL COLORADO 5,004,222
CONNECTICUT - 0.8%
50,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/28 50,837
80,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1.850 05/15/38 60,617
450,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2022C-1
4.250 11/15/37 461,980
335,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2023B
4.200 11/15/38 338,695
100,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4.550 11/15/44 102,025
TOTAL CONNECTICUT 1,014,154
DELAWARE - 0.8%
110,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4.450 07/01/44 110,826
100,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4.200 07/01/39 100,928
150,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4.450 07/01/44 151,200
25,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4.200 07/01/40 25,191
500,000 Delaware State, General Obligation Bonds, Series 2026A 5.000 05/01/36 587,248
30,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5.000 01/01/34 34,310
TOTAL DELAWARE 1,009,703

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 1.1%
$ 80,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5.000% 10/01/30 $ 80,009
110,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4.000 10/01/41 107,707
300,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5.000 10/01/32 338,108
100,000 (a) District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2025A, (Mandatory Put 4/03/35)
5.000 04/01/60 110,384
400,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4.000 10/01/52 355,696
330,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/34 360,566
TOTAL DISTRICT OF COLUMBIA 1,352,470
FLORIDA - 3.5%
105,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3.000 09/01/28 105,116
100,000 (a),(b) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4.375 10/01/54 101,529
250,000 (a) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Management, Inc.
Project, Series 2025A, (AMT), (Mandatory Put 9/01/28)
3.400 09/01/50 251,808
115,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 32,200
1,300,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/36 955,500
610,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 7/01/26)
1.000 07/01/57 396,500
45,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3.750 07/01/33 45,052
100,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3.950 07/01/39 100,630
100,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
4.600 07/01/40 102,333
100,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2026-1
6.000 01/01/57 112,086
90,000 (e) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2026-3
6.250 07/01/57 103,039
100,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2.050 07/01/41 77,085
280,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5.000 10/01/34 315,125
95,000 Florida State Board of Governors, Dormitory Revenue Bonds,
Florida International University, Series 2026A - BAM Insured
4.000 07/01/44 94,321
30,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
4.250 07/01/49 29,737
200,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4.000 09/01/34 200,179
15,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5.000 10/01/27 15,456
300,000 Leon County - City of Tallahassee Blueprint Intergovernmental
Agency, Florida, Sales Tax Revenue Bonds, Series 2026
5.000 10/01/36 330,153
200,000 (e) Miami-Dade County School District, Florida, General
Obligation Bonds, Tax Anticipation Notes Series 2026
4.000 01/07/27 201,324
150,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5.000 10/01/29 159,299

Portfolio of Investments June 30, 2026
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 100,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5.000% 10/01/33 $ 110,474
85,000 (e) Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2026A, (AMT)
5.000 10/01/37 94,399
100,000 Putnam County School District, Florida, General Obligation
Bonds, Series 2026 - BAM Insured
5.000 07/01/41 109,999
50,000 Saint Johns County School Board, Florida, Certificates of
Participation, Master Lease Program, Series 2019A
5.000 07/01/37 52,609
25,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
4.000 08/15/42 24,590
270,000 (c) Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0.000 09/01/34 196,355
TOTAL FLORIDA 4,316,898
GEORGIA - 2.1%
100,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5.000 04/01/34 102,846
255,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2020A
2.600 12/01/32 238,311
240,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A
4.150 12/01/38 240,243
115,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4.100 12/01/39 114,709
275,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4.000 12/01/39 274,017
1,000,000 Georgia State, General Obligation Bonds, Series 2021A 5.000 07/01/27 1,027,166
80,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 80,329
150,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5.000 12/01/53 160,174
220,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5.000 04/01/54 235,087
140,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5.000 06/01/55 151,338
TOTAL GEORGIA 2,624,220
HAWAII - 0.2%
320,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3.200 07/01/39 283,561
TOTAL HAWAII 283,561
IDAHO - 0.2%
105,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A
4.450 01/01/44 105,614
129,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3.750 09/01/51 126,398
TOTAL IDAHO 232,012
ILLINOIS - 5.1%
25,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2.900 03/01/28 24,944
65,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3.050 03/01/30 65,005
35,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2.900 03/01/28 34,922
40,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3.050 03/01/30 40,003
40,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5.000 12/01/41 43,979
100,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5.500 01/01/39 104,593
115,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4.000 11/15/41 112,918
590,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 10,
Refunding Series 2017 - BAM Insured
3.300 03/01/28 590,225

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 110,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-2
4.000% 11/01/30 $ 111,759
150,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4.000 11/01/30 152,406
100,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2014A
4.000 10/01/38 99,995
260,000 (a) Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2021B, (Mandatory Put 8/15/31)
5.000 08/15/53 282,210
100,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4.800 12/01/43 103,664
220,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4.125 12/01/50 220,393
280,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
2.150 10/01/41 217,554
500,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5.000 02/01/32 554,611
305,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/28 314,196
390,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/29 411,126
430,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5.000 10/01/32 447,655
125,000 Illinois State, General Obligation Bonds, Taxable September
Series 2025B
5.250 09/01/29 133,999
615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/32 616,032
605,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/36 605,873
75,000 (e) Kane & DeKalb Counties Community Unit School District 302,
Illinois, General Obligation Bonds, Series 2026B
4.125 02/01/46 72,245
365,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/28 371,930
200,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/29 203,816
395,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/30 402,204
TOTAL ILLINOIS 6,338,257
INDIANA - 1.4%
205,000 (a) Indiana Finance Authority, Economic Development Revenue
Bonds, Republic Service, Inc. Project, Refunding Series 2010A,
(AMT), (Mandatory Put 9/01/26)
2.900 05/01/28 204,948
70,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Earlham College, Refunding Series 2013A
5.000 10/01/32 69,996
590,000 (a) Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/32)
4.500 05/01/35 594,367
30,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
2.050 07/01/41 23,126
350,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
2.125 07/01/41 271,481
250,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3.700 06/01/47 254,279
100,000 Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5.000 07/15/32 111,099
95,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Refunding Series 2019A,
(AMT), (Mandatory Put 6/10/33)
4.000 12/01/44 96,868

Portfolio of Investments June 30, 2026
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 100,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4.200% 06/01/44 $ 103,629
TOTAL INDIANA 1,729,793
IOWA - 0.5%
200,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4.125 02/15/35 200,016
210,000 (a),(d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4.000 12/01/50 225,436
55,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5.000 12/01/50 62,259
100,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2.200 07/01/41 77,685
50,000 Winterset, Iowa, Sewer Revenue Loan Agreement Project
Notes, Series 2026
4.000 06/01/29 50,579
TOTAL IOWA 615,975
KANSAS - 0.3%
100,000 Hutchinson, Kansas, General Obligation Bonds, Temporary
Notes Series 2025D
3.375 10/01/28 100,138
120,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5.000 06/15/28 120,185
100,000 (b) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5.750 09/01/39 103,010
TOTAL KANSAS 323,333
KENTUCKY - 1.7%
30,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/36 29,649
110,000 Campbell & Kenton Counties Sanitation District 1, Kentucky,
Revenue Bonds, Refunding Series 2016
4.000 08/01/36 109,481
235,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A,
(AMT)
2.000 02/01/32 209,956
205,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022B, (AMT)
3.700 01/01/32 206,193
550,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.000 06/01/31 555,054
125,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5.000 10/01/28 131,754
100,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2015A
4.000 05/15/37 99,996
260,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 275,040
550,000 (a) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 535,606
TOTAL KENTUCKY 2,152,729
LOUISIANA - 3.4%
30,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2.350 12/01/41 23,881
485,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2022A
3.850 12/01/37 483,488
100,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4.000 12/01/39 100,210
100,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4.150 12/01/40 100,625
650,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025C
4.750 06/01/40 680,972

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 535,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Entergy Lousiana, LLC Project, Refunding Series 2021B
2.500% 04/01/36 $ 466,331
885,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 869,635
195,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/30 198,295
310,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5.000 05/15/29 310,351
70,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2025A
4.000 05/01/40 71,325
75,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5.000 12/01/33 81,363
105,000 (a),(b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100 12/01/40 115,677
100,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3.700 08/01/41 101,472
355,000 (a),(e) Saint John Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017D, (Mandatory
Put 7/02/29)
3.000 06/01/37 355,868
165,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4.000 12/01/33 166,531
100,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5.000 12/01/31 109,573
TOTAL LOUISIANA 4,235,597
MAINE - 0.4%
105,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2.050 11/15/41 75,942
100,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2.400 11/15/41 79,261
55,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2.550 11/15/40 45,557
140,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2.150 11/15/41 108,627
100,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
6.000 11/15/55 109,921
100,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026A
6.000 11/15/56 110,512
TOTAL MAINE 529,820
MARYLAND - 1.3%
335,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/30 338,601
245,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
2.700 09/01/34 224,067
230,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1.950 09/01/41 172,239
175,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
2.100 09/01/41 134,838
400,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2.450 09/01/41 322,487
60,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Social Series 2026B
6.250 09/01/56 67,209
100,000 (a) Maryland Health and Higher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025B, (Mandatory Put 7/01/31)
5.000 07/01/45 107,585
90,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5.000 07/01/37 101,740

Portfolio of Investments June 30, 2026
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 80,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Series 2026
4.000% 06/01/45 $ 80,754
TOTAL MARYLAND 1,549,520
MASSACHUSETTS - 1.6%
200,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/27 199,308
100,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4.000 10/01/32 100,208
80,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/33 82,564
190,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Harvard University, Series 2025A-2, (Mandatory Put 11/15/35)
5.000 05/15/55 221,462
100,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5.000 07/15/36 108,917
50,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5.000 07/01/35 53,294
100,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4.550 12/01/44 101,410
150,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3.500 06/01/29 151,526
115,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2.800 12/01/39 101,248
70,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2.125 12/01/40 55,120
65,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2.200 12/01/41 50,253
70,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2.350 06/01/39 59,377
65,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Taxable Social Series 2026-253
6.250 12/01/56 72,979
50,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2017F
5.000 11/01/41 51,052
220,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5.000 11/01/37 247,762
220,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5.000 11/01/38 246,589
65,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4.000 03/15/46 64,461
TOTAL MASSACHUSETTS 1,967,530
MICHIGAN - 1.5%
100,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured
6.000 05/01/29 106,433
95,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5.500 07/01/29 98,562
550,000 (a) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory
Put 12/01/28)
5.000 12/01/43 572,528
50,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3.800 10/01/38 49,243
270,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2.250 10/01/41 204,413
320,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2.700 12/01/34 291,494
360,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2.600 12/01/40 303,070
125,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2.150 12/01/41 96,940

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 25,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4.000% 10/01/61 $ 25,024
105,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5.000 12/01/34 116,499
TOTAL MICHIGAN 1,864,206
MINNESOTA - 0.5%
52,072 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2.850 06/01/47 45,977
125,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3.900 07/01/43 123,694
105,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2.500 07/01/40 86,906
70,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2.000 07/01/40 51,854
100,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2.200 07/01/41 77,685
115,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2.350 07/01/41 91,930
175,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2.000 02/01/28 172,100
TOTAL MINNESOTA 650,146
MISSISSIPPI - 0.6%
130,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3.200 09/01/28 130,028
100,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2.375 06/01/44 68,445
25,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 202
6.250 12/01/55 28,020
30,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
2.000 12/01/40 22,646
440,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4.650 12/01/44 446,708
100,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4.000 09/01/32 103,208
TOTAL MISSISSIPPI 799,055
MISSOURI - 0.8%
100,000 Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019
5.000 10/01/44 104,132
100,000 Branson Industrial Development Authority, Missouri, Tax
Increment Revenue Bonds, Branson Shoppes Redevelopment
Project, Refunding Series 2017A
4.000 11/01/26 99,840
100,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5.000 03/01/44 101,902
190,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025C,
(Mandatory Put 4/01/35)
5.000 04/01/59 212,499
60,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2.000 11/01/41 45,626
465,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2023B
4.100 11/01/38 468,594
TOTAL MISSOURI 1,032,593

Portfolio of Investments June 30, 2026
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.5%
$ 325,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2.125% 05/01/33 $ 285,560
100,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5.000 07/01/38 113,796
25,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2.000 12/01/41 18,991
100,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4.450 12/01/44 100,699
15,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4.300 12/01/44 15,100
65,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2026A
5.750 06/01/56 71,072
TOTAL MONTANA 605,218
NATIONAL - 0.5%
678,331 (a) Federal Home Loan Mortgage Corporation, Notes 4.140 01/25/40 664,245
TOTAL NATIONAL 664,245
NEBRASKA - 1.0%
190,000 (a) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 199,316
80,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.600 09/01/34 72,904
515,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2.300 09/01/32 477,086
230,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2.300 09/01/41 181,896
60,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2026A
6.250 03/01/55 67,078
100,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5.000 12/15/27 100,512
100,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2.000 06/01/27 98,999
140,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2.000 12/15/50 76,258
TOTAL NEBRASKA 1,274,049
NEVADA - 0.5%
125,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
4.000 06/15/46 120,382
85,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4.000 07/01/34 85,409
100,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2.200 10/01/41 77,458
135,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Senior Series 2025C
4.750 10/01/40 141,383
220,000 Nevada State, Motor Vehicle Fuel Tax Highway Improvement
Revenue Bonds, Series 2017
4.000 12/01/34 220,568
TOTAL NEVADA 645,200
NEW HAMPSHIRE - 1.6%
166,053 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4.125 01/20/34 168,896
383,220 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-1 Class A
4.375 09/20/36 390,575
161,207 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4.000 10/20/36 160,462
204,222 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4.250 07/20/41 205,270
147,404 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3.625 08/20/39 141,598
196,855 (a) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4.180 11/20/39 196,295
149,310 (a) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2025-3 Class A-1
4.794 02/20/41 155,366

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 295,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4.000% 12/01/28 $ 298,797
100,000 (b) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6.500 12/01/34 100,399
120,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4.500 07/01/44 120,428
100,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4.500 07/01/45 100,211
TOTAL NEW HAMPSHIRE 2,038,297
NEW JERSEY - 3.5%
100,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State House Project, Series 2017B
5.000 06/15/37 104,581
100,000 (b) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6.375 01/01/35 106,237
220,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5.000 01/01/28 220,709
120,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 119,996
1,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5.000 06/15/27 1,001,260
110,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5.250 09/15/29 110,154
250,000 (a) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2.200 10/01/39 238,330
50,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3.750 12/01/31 49,963
1,280,000 (c) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/33 998,803
170,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3.750 06/15/33 170,124
210,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/28 217,903
685,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/29 712,005
240,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/34 248,321
TOTAL NEW JERSEY 4,298,386
NEW MEXICO - 0.3%
90,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2.800 07/01/34 83,375
100,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2.100 07/01/41 77,207
110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4.100 09/01/39 109,467
110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4.375 09/01/44 111,225
40,000 (a) New Mexico Municipal Energy Acquisition Authority, Gas
Supply Revenue Bonds, Refunding & Acquisition Series 2025,
(Mandatory Put 11/01/30)
5.000 06/01/54 42,554
TOTAL NEW MEXICO 423,828

Portfolio of Investments June 30, 2026
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 4.9%
$ 105,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5.000% 06/01/40 $ 101,049
200,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5.000 12/01/28 200,314
200,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2016A
Group A
5.000 02/15/37 200,454
750,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5.000 12/01/36 796,966
60,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5.000 01/01/40 60,188
20,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
4.000 01/01/32 20,752
135,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
3.000 01/01/33 132,663
25,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5.000 02/01/43 25,202
200,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5.000 08/01/40 206,500
150,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5.000 05/01/38 165,528
350,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series A-1
5.000 08/01/29 374,456
100,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3.625 11/01/33 100,146
255,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2.600 11/01/34 228,091
240,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3.500 11/01/34 239,405
330,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3.800 11/01/62 330,136
100,000 (a) New York State Housing Finance Agency, Housing Revenue
Bonds, 160 West 2nd Street Series 2011A-2, (Mandatory Put
4/01/32)
3.600 11/01/44 101,207
120,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2.650 10/01/34 109,781
100,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2.300 10/01/40 80,774
75,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2.200 04/01/36 64,378
245,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2.450 10/01/41 197,366
245,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2.950 10/01/37 225,022
35,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 273
6.000 10/01/55 38,549
100,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000 07/01/32 99,997
230,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000 07/01/33 229,993
160,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/34 160,128

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 620,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000% 07/01/41 $ 620,254
70,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000 07/01/46 64,193
40,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 40,029
500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/29 526,902
100,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5.000 06/01/33 108,568
100,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5.000 06/15/33 111,199
125,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5.000 12/15/33 140,366
TOTAL NEW YORK 6,100,556
NORTH CAROLINA - 1.7%
60,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding
Series 2026
5.000 01/01/36 69,640
100,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4.550 07/01/44 100,356
400,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4.000 07/01/39 400,085
80,000 (e) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 61
6.500 07/01/57 92,527
100,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4.000 07/01/39 99,834
85,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2.800 01/01/40 74,428
100,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
6.250 01/01/57 113,032
730,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Social Series 2023-50
3.950 07/01/38 728,149
120,000 North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Advocate Health Nonprofit Credit
Group, Series 2026A-1
5.000 08/01/35 136,515
250,000 (c) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/27 240,294
TOTAL NORTH CAROLINA 2,054,860
NORTH DAKOTA - 1.4%
125,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3.450 04/01/27 124,997
270,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/46 188,721
100,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2026B - BAM Insured
4.375 05/01/41 99,993
55,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3.200 07/01/39 50,611
60,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
2.700 07/01/35 54,649
95,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2.350 07/01/40 77,807
100,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2.250 07/01/41 78,396
710,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2022F
3.950 07/01/37 706,671

Portfolio of Investments June 30, 2026
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 45,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025C
5.750% 07/01/56 $ 49,143
200,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/28 201,739
100,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/43 95,756
TOTAL NORTH DAKOTA 1,728,483
OHIO - 5.5%
155,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/27 158,359
85,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/29 89,740
130,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/31 139,203
100,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/32 107,758
260,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/34 276,616
100,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/35 105,856
100,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4.000 06/01/48 88,133
290,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 227,492
480,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5.000 06/15/43 431,946
20,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
& Improvement Series 2021
3.000 08/01/40 17,663
150,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3.750 01/01/29 151,603
225,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2.500 08/01/40 217,582
350,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2.500 11/01/42 338,983
160,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2.600 06/01/41 155,307
400,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 404,289
220,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/39 221,961
45,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3.750 01/15/28 45,181
50,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5.000 01/15/36 52,022
105,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3.000 09/01/39 94,895
100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2.750 09/01/40 86,533

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 25,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2.250% 09/01/40 $ 20,235
100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4.350 09/01/44 102,068
100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Social Series 2025A
4.150 09/01/40 100,750
2,520,000 (f) Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5.700 02/15/34 2,822,177
65,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2.250 11/15/36 53,546
70,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5.375 03/01/27 70,009
200,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.375 12/01/37 215,907
TOTAL OHIO 6,795,814
OKLAHOMA - 3.4%
80,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Refunding Series 2020
4.000 12/01/28 82,116
115,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2.750 09/01/31 110,157
800,000 Caddo County Governmental Building Authority, Oklahoma,
Sales Tax Revenue Bonds, Refunding Series 2018
3.625 09/01/33 774,972
330,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/34 339,316
100,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/35 102,778
285,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5.000 12/01/31 294,809
120,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5.000 07/01/31 131,120
135,000 Oklahoma City Public Property Authority, Oklahoma, Arena
Sales Tax Revenue Bonds, Series 2026
5.000 06/01/34 154,311
35,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Crooked Oak Public Schools
Project, Series 2026
5.000 09/01/32 37,295
260,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1.250 07/01/26 260,000
230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/28 236,600
105,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/52 105,623
100,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 100,460
100,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/37 104,412
110,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2.650 09/01/35 99,966
495,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2022A
3.800 09/01/37 492,068
45,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2026A
6.000 09/01/57 50,467
70,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2026B
6.250 09/01/57 79,845

Portfolio of Investments June 30, 2026
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 200,000 Tulsa County Independent School District 5, Jenks, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2026
4.000% 06/01/31 $ 210,332
85,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Owasso Public Schools Project,
Series 2025
5.000 09/01/31 93,798
200,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0.050 10/01/37 131,115
235,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5.000 03/01/31 246,439
TOTAL OKLAHOMA 4,237,999
OREGON - 1.5%
1,325,000 (c) Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Deferred
Interest Series 2017B
0.000 06/15/31 1,099,935
70,000 Corvallis, Oregon, General Obligation Bonds, Full Faith &
Credit Series 2026
5.000 06/01/41 78,612
340,000 (a) Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5.000 07/01/46 369,557
95,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2.250 07/01/41 74,477
50,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
4.750 07/01/40 52,227
55,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2026A
6.250 07/01/56 62,625
60,000 Tri-County Metropolitan Transportation District, Oregon,
Capital Grant Receipt Revenue Bonds, Series 2018A
4.000 10/01/33 60,645
TOTAL OREGON 1,798,078
PENNSYLVANIA - 3.5%
15,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4.000 04/01/44 14,061
30,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4.000 04/01/44 28,760
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5.000 05/01/28 103,411
38,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000 06/30/34 40,320
452,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5.000 06/30/39 432,068
235,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6.000 06/30/44 177,588
79,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 80,575
365,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
4.000 06/01/39 360,972
170,000 (e) Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2026A - BAM
Insured
5.000 10/15/30 183,642
270,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3.000 09/01/29 270,163
225,000 (a) Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2.450 12/01/39 212,974
150,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 7/15/26)
3.250 04/01/49 149,995
100,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2013, (AMT), (Mandatory Put 8/03/26)
2.950 08/01/45 99,995

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 150,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000% 05/01/42 $ 100,212
245,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.400 10/01/32 243,602
25,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3.650 10/01/32 25,002
170,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2.950 10/01/34 160,118
150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2.300 10/01/35 131,043
200,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2.350 10/01/40 162,938
200,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4.000 10/01/37 201,123
500,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5.000 08/15/33 569,183
415,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5.000 12/01/32 427,312
120,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Refunding Series 2026C
5.000 09/01/31 131,936
TOTAL PENNSYLVANIA 4,306,993
PUERTO RICO - 2.5%
250,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/30 261,539
260,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/35 270,492
305,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/27 296,029
40,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/29 36,493
547,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/31 468,303
357,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/33 283,887
208,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.500 07/01/34 208,026
280,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/46 104,669
206,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 206,098
100,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 100,048
118,683 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 120,920
115,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 121,762
119,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 129,924
302,000 (c) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 221,605
177,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 179,419
50,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 50,478
TOTAL PUERTO RICO 3,059,692

Portfolio of Investments June 30, 2026
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND - 0.5%
$ 100,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5.000% 09/01/36 $ 100,003
180,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2.250 10/01/41 140,717
205,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2.350 10/01/36 176,177
50,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2.550 10/01/40 41,548
110,000 Rhode Island State, General Obligation Bonds, Consolidated
Capital Development Loan, Series 2022A
5.000 08/01/35 122,285
45,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4.500 06/01/45 44,997
TOTAL RHODE ISLAND 625,727
SOUTH CAROLINA - 1.5%
125,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Nexton Project, Series 2026
5.250 11/15/36 138,345
170,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2.050 07/01/41 131,045
965,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4.750 07/01/43 996,757
25,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4.150 07/01/40 25,009
150,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4.500 07/01/45 150,212
110,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025C
6.250 01/01/56 123,387
90,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6.000 07/01/56 100,007
110,000 (a) South Carolina Jobs Economic Development Authority,
Economic Development Revenue Bonds, Foothill Affordable
Housing Foundation - Paddock Club & Fairway Projects, Senior
Credit Enhanced Series 2025, (Mandatory Put 3/01/35)
4.000 03/01/62 110,615
55,000 South Carolina Jobs-Economic Dev Auth, Revenue Bonds,
International Paper Company Project, Refunding Environmental
Improvement Series 2023A, (AMT)
3.950 04/01/33 55,381
15,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2020A
4.000 12/01/44 14,352
TOTAL SOUTH CAROLINA 1,845,110
SOUTH DAKOTA - 0.9%
75,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
2.100 11/01/41 57,673
110,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
2.050 11/01/41 84,449
110,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022B
2.300 11/01/37 91,509
225,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4.000 11/01/37 224,901
400,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4.500 11/01/44 400,155
125,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025A
4.200 11/01/40 125,641
100,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6.250 05/01/56 113,000
65,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2026A
6.000 11/01/56 72,893
TOTAL SOUTH DAKOTA 1,170,221

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.2%
$ 250,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5.000% 07/01/35 $ 279,750
100,000 (a) Rutherford County Health and Educational Facilities Board,
Tennessee, Revenue Bonds, Ascension Health Group, Series
2025B-1, (Mandatory Put 11/15/30)
5.000 11/15/48 107,815
50,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4.000 12/01/51 50,640
165,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5.500 10/01/53 175,916
110,000 Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2026A
5.000 11/01/34 117,638
65,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2.300 07/01/41 51,498
100,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4.050 07/01/37 100,526
375,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A
5.200 07/01/43 399,304
100,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-XL0448
4.150 07/01/38 100,333
90,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5.000 12/01/35 95,248
TOTAL TENNESSEE 1,478,668
TEXAS - 8.2%
40,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/28 40,176
55,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/30 55,212
130,000 Austin, Texas, Airport System Revenue Bonds, Refunding AMT
Series 2026B, (AMT)
5.000 11/15/32 143,310
500,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5.000 08/15/28 525,542
25,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/34 25,961
300,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5.000 11/01/30 323,211
135,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2026A
5.000 02/15/34 153,785
1,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5.000 02/15/27 1,015,339
150,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2017
4.000 10/01/40 147,964
215,000 Eagle Mountain and Saginaw Independent School District,
Tarrant County, Texas, General Obligation Bonds, Refunding
Series 2025A
5.000 08/15/33 244,452
50,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 50,014
80,000 (e) Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2026A
5.000 02/15/31 87,538
110,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5.000 06/01/50 115,018
170,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Medical Center,
Refunding Series 2026
5.000 12/01/29 182,042
705,000 (c) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/42 325,425
465,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/32 510,755

Portfolio of Investments June 30, 2026
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 50,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5.000% 07/01/29 $ 50,060
150,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.250 07/15/34 161,771
500,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5.000 11/15/39 500,648
180,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5.000 09/01/45 194,123
40,000 Hutto, Texas, Certificates of Obligation Bonds, Combination Tax
& Waterworks & Sewer System Revenue Series 2026
4.000 08/01/43 39,603
200,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Refunding Series
2019
5.000 02/01/43 207,042
430,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/28 431,122
100,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5.250 12/01/28 100,053
100,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 100,160
100,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5.000 12/01/64 103,717
100,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2026, (AMT),
(Mandatory Put 6/01/30)
5.000 12/01/64 103,754
100,000 (a) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc. Project,
Adjustable Rate Series 2020A, (AMT), (Mandatory Put 8/03/26)
2.950 05/01/50 99,981
245,000 (d),(f) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7.000 09/01/43 288,466
500,000 (d),(f) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 593,264
110,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5.000 01/01/27 111,345
100,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2.750 01/01/36 79,579
300,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2.875 01/01/41 221,357
100,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3.000 01/01/50 64,590
100,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2.000 08/15/46 65,727
70,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026F, (Mandatory Put 5/01/30)
5.000 11/15/55 75,034
100,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025C, (Mandatory Put 11/15/32)
5.000 11/15/64 110,694
100,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
6.000 01/01/57 112,164
100,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2.050 09/01/41 76,926

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 340,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5.500% 01/01/54 $ 360,287
150,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5.500 01/01/54 164,085
220,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5.000 01/01/36 233,180
530,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4.000 12/31/38 524,263
150,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/35 150,919
50,000 Texas State Transportation Commission, General Obligation
Bonds, Mobility Fund Refunding Series 2025
5.000 10/01/36 57,451
250,000 (e) Texas State, General Obligation Bonds, College Student Loan,
Refunding Series 2026, (AMT)
5.000 08/01/31 272,087
215,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/28 224,339
300,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5.000 10/15/33 341,693
TOTAL TEXAS 10,165,228
UTAH - 0.4%
100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5.000 07/01/37 101,429
250,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.250 07/01/36 278,309
135,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4.600 07/01/44 135,871
TOTAL UTAH 515,609
VIRGINIA - 2.1%
200,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5.000 10/01/29 215,879
148,733 (a) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Green Series 2024ML-028
4.534 11/25/42 147,595
64,787 (a) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-031
4.496 06/25/42 65,658
75,000 (a) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2026ML-035.
5.059 01/25/43 81,495
240,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5.000 01/15/34 276,164
250,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5.000 01/15/36 292,848
100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4.000 10/01/39 100,350
100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4.150 07/01/40 100,788
45,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-2
4.700 07/01/40 46,876
100,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3.625 06/01/29 100,026
50,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4.100 09/01/40 49,760
250,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/36 263,781

Portfolio of Investments June 30, 2026
(continued)
NIM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 150,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000% 01/01/38 $ 157,190
115,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/38 121,243
515,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/39 540,900
TOTAL VIRGINIA 2,560,553
WASHINGTON - 2.5%
135,000 King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5.000 12/01/34 155,850
155,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/31 157,581
500,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5.000 05/01/31 508,324
65,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, (Mandatory Put
8/01/26)
5.000 08/01/49 65,066
100,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2.200 06/01/41 77,758
404,459 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3.500 12/20/35 390,592
128,179 (a) Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4.085 03/01/50 126,191
610,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees, Refunding Series R-2024C
5.000 08/01/27 626,657
360,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5.000 08/01/27 369,831
595,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5.500 12/01/33 578,165
TOTAL WASHINGTON 3,056,015
WEST VIRGINIA - 0.6%
100,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
4.500 06/01/27 100,691
50,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/55 54,578
120,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4.625 04/15/55 123,878
265,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
3.375 06/01/29 264,430
145,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4.400 11/01/44 145,822
TOTAL WEST VIRGINIA 689,399
WISCONSIN - 4.3%
500,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5.000 04/01/30 536,935
600,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
3.770 12/01/37 468,000
20,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3.300 10/01/46 19,989

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 355,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/30)
3.700% 10/01/46 $ 365,511
355,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2.875 05/01/27 353,515
65,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.050 11/01/30 64,823
125,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 125,001
100,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3.000 03/01/40 91,216
115,000 West Allis-West Milwaukee, et al School District, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
3.000 04/01/39 106,218
40,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4.000 10/01/41 35,811
80,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4.000 10/15/34 82,005
200,000 (a),(d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5.000 02/15/51 200,549
1,555,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015
5.000 12/15/26 1,556,564
715,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2020A
2.700 09/01/35 649,331
285,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C
4.125 09/01/39 284,335
100,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2.500 11/01/41 79,511
15,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3.875 11/01/54 15,009
240,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5.000 05/01/32 269,674
TOTAL WISCONSIN 5,303,997
WYOMING - 0.3%
210,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3.625 07/15/39 196,664
85,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
2.625 12/01/35 76,684
60,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 1
4.200 12/01/38 60,657
TOTAL WYOMING 334,005
TOTAL MUNICIPAL BONDS
(Cost $121,593,214) 120,633,022
TOTAL LONG-TERM INVESTMENTS
(Cost $122,415,106) 121,412,206

Portfolio of Investments June 30, 2026
(continued)
NIM

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%
800,000 MUNICIPAL BONDS - 0.7% 800,000
MICHIGAN - 0.7%
$ 800,000 (g) University of Michigan, General Revenue Bonds, Variable Rate
Demand Obligation Series 2012A
2.450% 04/01/36 $ 800,000
TOTAL MICHIGAN 800,000
TOTAL MUNICIPAL BONDS
(Cost $800,000) 800,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $800,000) 800,000
TOTAL INVESTMENTS - 98.6%
(Cost $123,215,106) 122,212,206
BORROWINGS - (0.2)% (h) (254,410)
OTHER ASSETS & LIABILITIES, NET -  1.6% 2,013,253
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 123,971,049
AMT Alternative Minimum Tax
ETM Escrowed to maturity
MBS Mortgage-Backed Security
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $6,013,640 or 4.9% of Total Investments.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) When-issued or delayed delivery security.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(h) Borrowings as a percentage of Total Investments is 0.2%.

The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
NIM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 779,184 $ – $ 779,184
Municipal Bonds – 120,633,022 – 120,633,022
Short-Term Investments:
Municipal Bonds – 800,000 – 800,000
$ – $ 122,212,206 $ – $ 122,212,206
Liabilities at Fair Value:
Borrowings $ – $ 254,410 $ – $ 254,410
$ – $ 254,410 $ – $ 254,410
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 1,098,068 $ – $ 1,098,068
$ – $ 1,098,068 $ – $ 1,098,068